Cover Page	Nov. 12, 2025
Cover [Abstract]
City Area Code	(865)
Entity Registrant Name	MALIBU BOATS, INC.
Amendment Flag	false
Title of 12(b) Security	Class A Common Stock, par value $0.01
Written Communications	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36290
Document Type	8-K
Document Period End Date	Nov. 12, 2025
Entity Address, Address Line One	5075 Kimberly Way,
Entity Address, City or Town	Loudon,
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37774
Entity Tax Identification Number	46-4024640
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	MBUU
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001590976
Local Phone Number	458-5478